Statutory Reserves (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Insurance [Abstract]
Percentage of profit	10.00%	10.00%
Registered capital percentage	50.00%	50.00%
Statutory reserve	$ 65,911	$ 65,911	$ 65,911